Post-employment benefit obligations (Schedule of Movements in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	$ 15,794
Assets, end of year	18,112	$ 15,794
Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	15,794	15,205
Return on assets	678	648
Actuarial gain (loss)	1,555	13
Employer contributions	986	758
Benefits paid	(901)	(830)
Assets, end of year	$ 18,112	$ 15,794